Other financial assets	12 Months Ended
Mar. 31, 2026
Other Financial Assets [Abstract]
Other Financial Assets	Other financial assets
Other financial assets consist of the following:

	As of March 31,
(Unit： In millions)	2025	2026
Current portion
Other receivables	¥40	¥158
Recoverable expenses	—	162
EUR stablecoins (EURC)	—	77
US dollar stablecoins (USDC)	22	34
Sub-total	62	430
Non-current portion
Deposits and guarantee deposits(1)	388	405
Other(2)	46	69
Sub-total	433	474
Total	¥495	¥904
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(1) Deposits and guarantee deposits (non-current assets) mainly consist of the guarantee deposits paid to the lessors for leased properties.
(2) Other under “Non-current portion” of “Other financial assets” mainly represents the equity security investments which are measured at fair value through profit or loss. For details, please see Note 26 (2) “Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis.”